NET INCOME/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2022
NET INCOME/(LOSS) PER SHARE
NET INCOME/(LOSS) PER SHARE

2. NET INCOME/(LOSS) PER SHARE

Basic net income/(loss) per Class A and Class B ordinary share for the years ended December 31, 2020, 2021 and 2022 is computed on the basis of the weighted average number of ordinary shares using the two class method. Basic net income/(loss) per share is computed using the weighted average number of ordinary shares during the period and including vested restricted share units and shares that will be delivered as part of the restructuring of the Notes (Note 13). Diluted net income/(loss) per ordinary share is computed using the dilutive effect of Share-Based Awards calculated using the “treasury stock” method and the dilutive effect of convertible debt restructuring under the if-converted method.

The computation of the diluted net income/(loss) per Class A share assumes the conversion of Class B shares, while the diluted net income/(loss) per Class B share does not assume the conversion of those shares. The net income/(loss) per share amounts are the same for Class A and Class B shares because the holders of each class are legally entitled to equal per share distributions whether through dividends or in liquidation. The number of Share-Based Awards excluded from the diluted net income/(loss) per ordinary share computation, because their effect was anti-dilutive for the years ended December 31, 2020, 2021 and 2022, was 208,387, 16,368,866 and 7,895,305, respectively.

In June 2022, the Group completed the repurchase of 93.2% in aggregate principal amount of the Notes and accounted for the modification of all the Notes (Note 13). The Group has to date purchased more than 99% in aggregate principal amount of the Notes originally issued. Prior to the modification, the convertible debt is included in the calculation of diluted net income per share under the if-converted method.

The components of basic and diluted net income/(loss) per share were as follows:

	Year ended December 31,
	2020		2021		2022
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RUB	RUB	RUB	RUB	RUB	$	RUB	$
Net income/(loss), allocated for basic	22,096	2,617	(13,224)	(1,445)	35,637	506.7	3,828	54.4
Reallocation of net income/(loss) as a result of conversion of Class B to Class A shares	2,617	—	(1,445)	—	3,828	54.4	—	—
Reallocation of net income to Class B shares	—	(99)	—	—	—	—	(882)	(12.5)
Effect of convertible debt restructuring, net of tax	—	—	—	—	(8,348)	(118.7)	—	—
Dilution in Classifieds	(57)	—	—	—	—	—	—	—
Net income/(loss), allocated for diluted	24,656	2,518	(14,669)	(1,445)	31,117	442.4	2,946	41.9
Weighted average ordinary shares used in per share computation — basic	304,679,612	36,084,962	326,683,201	35,703,468	332,321,580	332,321,580	35,698,674	35,698,674
Effect of:
Conversion of Class B to Class A shares	36,084,962	—	35,703,468	—	35,698,674	35,698,674	—	—
Incremental shares under the if-converted method	—	—	—	—	2,694,657	2,694,657	—	—
Share-Based Awards	12,618,267	—	—	—	6,305,374	6,305,374	—	—
Weighted average ordinary shares used in per share computation — diluted	353,382,841	36,084,962	362,386,669	35,703,468	377,020,285	377,020,285	35,698,674	35,698,674
Net income/(loss) per share attributable to ordinary shareholders:
Basic	72.52	72.52	(40.48)	(40.48)	107.24	1.52	107.24	1.52
Diluted	69.77	69.77	(40.48)	(40.48)	82.53	1.17	82.53	1.17